GENERAL	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-      GENERAL

Magic Software Enterprises Ltd. ("the Company"), an Israeli company, and its subsidiaries ("the Group") develop, market, sale and support software development and deployment technology ("the Magic technology") and software solutions developed using the Magic technology. Magic technology enables enterprises to accelerate the process of building and deploying software applications that can be rapidly customized and integrated with existing systems. Through its subsidiaries, the Company provides flexible and comprehensive range of consulting and staffing services in the areas of infrastructure design and delivery, application development, technology planning and implementation services. The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and non-proprietary software and related services) and IT professional services, each of which is comprised of two reporting units (see Note 6 for further details). The principal markets of the Group are Europe, United States, Japan and Israel (see Note 6).